Earnings Per Share	Nov. 18, 2019
Earnings Per Share [Abstract]
Earnings Per Share
Note 6. Earnings Per Share
The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	Three Months Ended March 31,
	2019	2018
(millions, except EPS)
Net income (loss) attributable to Dominion Energy	$(680)	$503

Average shares of common stock outstanding – Basic	793.1	650.5
Net effect of dilutive securities	—	—

Average shares of common stock outstanding – Diluted	793.1	650.5

Earnings Per Common Share – Basic	$(0.86)	$0.77
Earnings Per Common Share – Diluted	$(0.86)	$0.77

As a result of a net loss for the three months ended March 31, 2019, the issuance of common stock under potentially-dilutive securities was considered antidilutive and therefore excluded from the calculation of diluted EPS. The 2016 Equity Units were excluded from the calculation of diluted EPS for the three months ended March 31, 2018, as the dilutive stock price threshold was not met. The Dominion Energy Midstream convertible preferred units were potentially dilutive securities but had no effect on the calculation of diluted EPS for the three months ended March 31, 2018.